THE MERGER (Details Narrative) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2011 Plan [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2011 Common Stock
Stock issued during deriod	202,344		1,807,229	1,817,593	2,611,375
Shares of common stock for issuance as awards to officers, directors, employees, consultants and others before merger		6,475,750
Issued options to purchase an aggregate shares of our common stock after merger	4,423,500
Strike prices range, lower limit	$ 0.13
Strike prices range, higher limit	$ 1.33